Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 61,039	¥ 23,746
Gross realized losses on sales of Available-for-sale debt securities	15,800	9,495
Other-than-temporary impairment ("OTTI") losses of debt securities included in Investment securities gains—net	661	85
Other-than-temporary impairment ("OTTI") losses of investment securities	582	81
Corporate Bonds [Member]
Investment Securities [Line Items]
Cumulative declines in fair value of the credit impaired debt securities	1,298	1,826
Credit loss components of impairment losses recognized in earnings	2,126	3,350	¥ 1,761	¥ 3,498
Other factors of impairment losses recognized in Accumulated OCI before taxes	828	¥ 1,524
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Asset-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Other Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities